ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 17, 2012

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Premier Multi-Series VIT (formerly known as Allianz Global Investors VIT)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Premier Multi-Series VIT (formerly known as Allianz Global Investors VIT), a Massachusetts business trust (the “Trust”), we are today filing Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-1A (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing has been marked to indicate the changes made from the initial filing of the Registration Statement on June 12, 2012. We note that the name of the Trust has been changed on Edgar since the initial filing.

The Amendment includes an updated prospectus and statement of additional information reflecting, among other changes, those changes made in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission received in a letter dated July 27, 2012. Our formal response letter to the Staff’s comments was filed as correspondence via Edgar on August 17, 2012. The amendment also includes several exhibits to the Registration Statement, and the remaining exhibits to the Registration Statement will be filed in one or more subsequent pre-effective amendments.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7747) or to George B. Raine (at 617-951-7556) of this firm.

Regards,
/s/ Timothy F. Cormier
Timothy F. Cormier

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cc:	Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Wayne Miao, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.